Intangible assets - Narrative (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021 BRL (R$)
Moip
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill					R$ 148,117
Estimated GDP growth rate					0.0334
Estimated inflation rates					0.0301
Estimated discount rate based on WACC					0.13
Moip | Forecast
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated GDP growth rate		0.0249	0.0244	0.0251
Estimated inflation rates		0.0327	0.0333	0.0339
Other Acquisitions | Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated discount rate based on WACC					0.08
Other Acquisitions | Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated discount rate based on WACC					0.13
Other Acquisitions | Forecast
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated GDP growth rate	0.0245	0.0241	0.0228	0.0160
Estimated inflation rates	0.0314	0.0317	0.0334	0.0417